UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.2%
COMMUNICATIONS—TOWERS 0.8%
American Tower Corp.	124,831	$12,778,949

REAL ESTATE 96.4%
DIVERSIFIED 3.2%
Vornado Realty Trust	598,581	56,524,004

HEALTH CARE 12.5%
Brookdale Senior Living(a)	811,381	12,884,730
CareTrust REIT	1,694,238	21,516,823
HCP	1,791,421	58,364,496
Healthcare Trust of America, Class A	815,316	23,986,597
Omega Healthcare Investors	1,213,791	42,846,822
Physicians Realty Trust	1,723,913	32,030,304
Ventas	430,347	27,094,647
		218,724,419
HOTEL 3.0%
Extended Stay America	821,749	13,394,509
Host Hotels & Resorts	1,218,652	20,351,488
La Quinta Holdings(a)	1,451,776	18,147,200
		51,893,197
INDUSTRIALS 1.6%
Duke Realty Corp.	1,204,298	27,144,877

NET LEASE 6.2%
Four Corners Property Trust	376,142	6,751,749
Gaming and Leisure Properties	329,709	10,194,602
National Retail Properties	781,739	36,116,342
Spirit Realty Capital	2,714,579	30,539,014
STORE Capital Corp.	985,225	25,497,623
		109,099,330
OFFICE 9.3%
Alexandria Real Estate Equities	237,356	21,573,287
Cousins Properties	850,191	8,824,983
Douglas Emmett	1,127,896	33,960,948
Kilroy Realty Corp.	783,898	48,499,769
PS Business Parks	134,459	13,514,474
SL Green Realty Corp.	377,266	36,549,530
		162,922,991

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	Number of Shares	Value
RESIDENTIAL 21.9%
APARTMENT 20.2%
American Campus Communities	431,449	$20,316,933
Apartment Investment & Management Co.	1,663,399	69,563,346
Colony Starwood Homes	409,578	10,137,056
Education Realty Trust	519,532	21,612,531
Essex Property Trust	278,600	65,153,396
Mid-America Apartment Communities	289,839	29,624,444
Monogram Residential Trust	3,086,972	30,437,544
UDR	2,756,375	106,203,129
		353,048,379
MANUFACTURED HOME 1.7%
Sun Communities	405,247	29,019,738
TOTAL RESIDENTIAL		382,068,117

SELF STORAGE 7.9%
CubeSmart	1,734,270	57,751,191
Public Storage	291,106	80,295,768
		138,046,959
SHOPPING CENTERS 21.8%
COMMUNITY CENTER 8.8%
Brixmor Property Group	1,520,000	38,942,400
DDR Corp.	2,808,773	49,968,072
Ramco-Gershenson Properties Trust	2,188,979	39,467,291
Retail Properties of America, Class A	1,623,331	25,729,796
		154,107,559
REGIONAL MALL 13.0%
General Growth Properties	1,274,017	37,876,526
Pennsylvania REIT	1,074,932	23,487,264
Simon Property Group	800,542	166,264,568
		227,628,358
TOTAL SHOPPING CENTERS		381,735,917

SPECIALTY 9.0%
CyrusOne	374,862	17,112,450
Digital Realty Trust	195,321	17,283,955
DuPont Fabros Technology	519,967	21,074,263
Equinix	248,528	82,190,695

2

		Number of Shares	Value
QTS Realty Trust, Class A		422,448	$20,015,586
			157,676,949
TOTAL REAL ESTATE			1,685,836,760
TOTAL COMMON STOCK (Identified cost—$1,400,158,820)			1,698,615,709
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(b)		14,500,000	14,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$14,500,000)			14,500,000
TOTAL INVESTMENTS (Identified cost—$1,414,658,820)	98.0%		1,713,115,709

OTHER ASSETS IN EXCESS OF LIABILITIES	2.0		35,342,738
NET ASSETS	100.0%		$1,748,458,447

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

3

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$1,698,615,709	$1,698,615,709	$—	$—
Short-Term Investments	14,500,000	—	14,500,000	—
Total Investments(a)	$1,713,115,709	$1,698,615,709	$14,500,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,414,658,820
Gross unrealized appreciation	$312,891,155
Gross unrealized depreciation	(14,434,266)
Net unrealized appreciation	$298,456,889

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2016